Summary of Significant Accounting Policies - Summary of Companys Estimation on Increase Decrease on Financial Statement on Application of IFRS 16 (Detail) - Property, plant and equipment under operating leases [member] - Increase (decrease) due to changes in accounting policy required by IFRSs [member]
R$ in Thousands
Jan. 01, 2019 BRL (R$)
Bottom of range [member]
Disclosure of finance lease and operating lease by lessee [line items]
Right of use - non-current assets	R$ 80,000
Recoverable taxes - current and non-current assets	10,000
Lease liability - current liabilities	15,000
Lease liability - non-current liabilities	75,000
Top of range [member]
Disclosure of finance lease and operating lease by lessee [line items]
Right of use - non-current assets	90,000
Recoverable taxes - current and non-current assets	12,000
Lease liability - current liabilities	20,000
Lease liability - non-current liabilities	R$ 82,000